Basis of presentation - borrowing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Borrowing Costs	€ 155	€ 225